UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  [09/30/99]

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     [Hutchinson Capital Management LLC]
Address:  [700 Larkspur Landing Circle, Suite 126
Larkspur, CA 94939]


File 13F File Number: [28-7466]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   [Angela R. Haskins]
Title:  [Vice President]
Phone:  (415) 464-5650

Signature, Place, and Date of Signing:

     [William D. Hutchinson]    [Larkspur, CA 94939]    [10/06/99]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: 111,537

List of Other Included Managers:

                                             FORM 13F INFORMATION TABLE
                           TITLE
                           OF               VALUE  SHS OR  SH/ PUT/ INVESTMENT
OTHER    ---VOTING AUTH---
NAME OF ISSUER             CLASS  CUSIP     x$1000 PRN AMT PRN CALL DISCRETION
MANAGERS SOLE    SHRD NONE
-------------------------- -----  --------- ------ ------- --- ---- -----------
-------- ------- ---- ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CENTRAL EUROPEAN VALUE FUND    MFUND            153455100      101 10100.000SH       SOLE                10100.000
SALOMON BROTHERS FUND, INC.    MFUND            795477108      928 49336.000SH       SOLE                39386.000          9950.000
SCHWAB VALUE ADVANTAGE MONEY F MFUND            808515605       79 78549.430SH       SOLE                78549.430
TRI CONTINENTAL CORPORATION    MFUND            895436103     2245 76739.000SH       SOLE                75994.000           745.000
                                                                 6  200.000 SH       OTHER                                   200.000
VANGUARD VALUE INDEX           MFUND            922908405      284 12741.629SH       SOLE                12741.629
WASHINGTON MUTUAL INVS FUND    MFUND            939330106      207 6398.424 SH       SOLE                 6398.424
ABBOTT LABS                    COM              002824100      966    26321 SH       SOLE                    24321              2000
AETNA INC.                     COM              008117103      391     7935 SH       SOLE                     7685               250
                                                                52     1050 SH       OTHER                     100               950
ALBERTSONS INC                 COM              013104104     4749   120040 SH       SOLE                   109735             10305
                                                                20      500 SH       OTHER                     400               100
ALLSTATE CORP                  COM              020002101      240     9610 SH       SOLE                     9610
AMERICAN HOME PRODS CP         COM              026609107     1465    35300 SH       SOLE                    32530              2770
                                                               100     2400 SH       OTHER                                      2400
ASSOCIATES FIRST CAP CORP CL A COM              046008108      395    10960 SH       SOLE                    10524               436
BELL ATLANTIC CORP             COM              077853109     5558    82575 SH       SOLE                    76723              5852
                                                               227     3370 SH       OTHER                     300              3070
BP AMOCO PLC                   COM              055622104     1858    16767 SH       SOLE                    16156               611
BRE PROPERTIES INC CL A        COM              05564E106     5636   235462 SH       SOLE                   217562             17900
                                                               183     7650 SH       OTHER                     700              6950
BRISTOL MYERS SQUIBB           COM              110122108      844    12498 SH       SOLE                    11788               710
CHEVRON CORPORATION            COM              166751107     1011    11396 SH       SOLE                     9166              2230
                                                               106     1200 SH       OTHER                     200              1000
CHUBB CORP                     COM              171232101     4360    87869 SH       SOLE                    81204              6665
                                                                15      300 SH       OTHER                     250                50
CONAGRA INC.                   COM              205887102     4597   203748 SH       SOLE                   190648             13100
                                                               155     6850 SH       OTHER                    1400              5450
DAYTON HUDSON CORP             COM              239753106      514     8550 SH       SOLE                     8050               500
                                                               192     3200 SH       OTHER                                      3200
DEERE & CO                     COM              244199105     6042   156185 SH       SOLE                   143685             12500
                                                                99     2550 SH       OTHER                     400              2150
DOW CHEM CO                    COM              260543103     4405    38764 SH       SOLE                    36219              2545
                                                                11      100 SH       OTHER                                       100
EASTMAN CHEMICAL               COM              277432100      423    10601 SH       SOLE                     8851              1750
                                                                77     1937 SH       OTHER                                      1937
EASTMAN KODAK CO               COM              277461109     1003    13262 SH       SOLE                    12737               525
                                                                95     1250 SH       OTHER                     100              1150
ENRON CORP                     COM              293561106      288     7014 SH       SOLE                     5294              1720
EXXON CORP                     COM              302290101     1604    21100 SH       SOLE                    18855              2245
                                                               243     3200 SH       OTHER                                      3200
FIRST VA BANKS INC             COM              337477103     2873    65942 SH       SOLE                    62859              3083
                                                                94     2162 SH       OTHER                     400              1762
FORD MTR CO DEL                COM              345370100     1044    20770 SH       SOLE                    20020               750
FRANCHISE FINANCE CORP OF AMER COM              351807102      945    40407 SH       SOLE                    36857              3550
GENERAL ELEC CO                COM              369604103      799     6737 SH       SOLE                     6137               600
                                                               344     2900 SH       OTHER                                      2900
GENERAL MTRS CORP              COM              370442105      970    15405 SH       SOLE                    14505               900
                                                                25      400 SH       OTHER                                       400
GENUINE PARTS CO.              COM              372460105     4975   187295 SH       SOLE                   174695             12600
                                                                12      450 SH       OTHER                     300               150
GTE CORP                       COM              362320103      360     4685 SH       SOLE                     3885               800
HEWLETT PACKARD CO             COM              428236103      254     2800 SH       SOLE                     2800
HONEYWELL INC                  COM              438506107     4231    38010 SH       SOLE                    35460              2550
                                                                17      150 SH       OTHER                     100                50
INTERNATIONAL BUS MACH         COM              459200101     3685    30452 SH       SOLE                    27632              2820
                                                               270     2230 SH       OTHER                     100              2130
INTERNATIONAL PAPER CO         COM              460146103      214     4455 SH       SOLE                     4455
                                                                77     1600 SH       OTHER                     400              1200
K MART CORP                    COM              482584109     3063   262082 SH       SOLE                   247497             14585
                                                                12     1000 SH       OTHER                    1000
MAY DEPT STORES CO             COM              577778103     1548    42496 SH       SOLE                    40096              2400
MCDONALDS CORP                 COM              580135101     4833   111734 SH       SOLE                   102884              8850
                                                                 6      150 SH       OTHER                                       150
MERCK & CO INC                 COM              589331107     1819    28065 SH       SOLE                    24495              3570
                                                                54      840 SH       OTHER                                       840
MINNESOTA MNG & MFG CO         COM              604059105      241     2506 SH       SOLE                     1206              1300
MOBIL CORP                     COM              607059102      691     6862 SH       SOLE                     6862
MOTOROLA, INC.                 COM              620076109     5215    59260 SH       SOLE                    53985              5275
                                                                18      200 SH       OTHER                     200
NORTHERN EMPIRE BANCSHARES     COM              665112108      189    10500 SH       SOLE                    10500
PACIFIC GAS & ELEC CO          COM              69331C108      353    13648 SH       SOLE                    11380              2268
PENNEY J C INC                 COM              708160106      373    10817 SH       SOLE                    10017               800
                                                                 9      250 SH       OTHER                     250
PEPSICO INC                    COM              713448108     4364   143093 SH       SOLE                   131958             11135
                                                                 2       50 SH       OTHER                                        50
PHELPS DODGE CORPORATION       COM              717265102      999    18150 SH       SOLE                    18150
PROCTER & GAMBLE CO            COM              742718109      972    10363 SH       SOLE                     9963               400
                                                               262     2800 SH       OTHER                                      2800
ROCKWELL INTL CORP NEW         COM              773903109     1695    32295 SH       SOLE                    30800              1495
                                                                73     1400 SH       OTHER                     300              1100
ROYAL DUTCH PETE CO NLG 1.25   COM              780257804      790    13377 SH       SOLE                    10667              2710
                                                               142     2400 SH       OTHER                                      2400
S & P  DEPOSITORY RECEIPTS     COM              78462F103      274     2125 SH       SOLE                     2125
SAN JUAN BASIN ROYALTY TRUST   COM              798241105      155    17500 SH       SOLE                    17500
SCHLUMBERGER LTD               COM              806857108     1101    17675 SH       SOLE                    17675
SEMPRA ENERGY                  COM              816851109     3886   186715 SH       SOLE                   173270             13445
                                                               141     6763 SH       OTHER                     751              6012
SPRINT CORP.                   COM              852061100      260     4800 SH       SOLE                     4800
UNITED TECHNOLOGIES CP         COM              913017109      214     3600 SH       OTHER                                      3600
UNUM PROVIDENT                 COM              91529y106     3921   133185 SH       SOLE                   126760              6425
                                                                25      850 SH       OTHER                     450               400
WEYERHAEUSER CO                COM              962166104      879    15250 SH       SOLE                    15250